Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TEMPLETON GLOBAL SMALLER COMPANIES FUND
Prospectus Date	rr_ProspectusDate	Sep. 28, 2016
Document Creation Date	dei_DocumentCreationDate	Jul. 28, 2014